Loans (Details 1) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Total loans	$ 884,869,000	$ 948,639,000
Past Due Loans [Member]
Total loans	884,869,000	948,639,000
Loans 30-89 days past due	5,485,000	7,605,000
Loans 90 or more days past due	746,000	377,000
Total past due loans	6,231,000	7,982,000
Total current loans	878,638	940,657
Accruing loans 90 or more days past due	0	0
Commercial loans (not secured by real estate)
Total loans	91,172,000	161,740,000
Loans 30-89 days past due	43,000	0
Loans 90 or more days past due	0	0
Total past due loans	43,000	0
Total current loans	91,129	161,740
Accruing loans 90 or more days past due	0	0
Consumer loans (not secured by real estate)
Total loans	6,436,000	7,113,000
Loans 30-89 days past due	38,000	45,000
Loans 90 or more days past due	0	2,000
Total past due loans	38,000	47,000
Total current loans	6,398	7,066
Accruing loans 90 or more days past due	0	0
Total Real Estate Loan
Total loans	781,225,000	775,183,000
Loans 30-89 days past due	5,404,000	7,560,000
Loans 90 or more days past due	746,000	375,000
Total past due loans	6,150,000	7,935,000
Total current loans	775,075	767,248
Accruing loans 90 or more days past due	0	0
Single-family residential
Total loans	266,111,000	272,325,000
Loans 30-89 days past due	2,323,000	3,660,000
Loans 90 or more days past due	634,000	270,000
Total past due loans	2,957,000	3,930,000
Total current loans	263,154	268,395
Accruing loans 90 or more days past due	0	0
Commercial
Total loans	337,841,000	332,971,000
Loans 30-89 days past due	488,000	36,000
Loans 90 or more days past due	0	0
Total past due loans	488,000	36,000
Total current loans	337,353	332,935
Accruing loans 90 or more days past due	0	0
Construction and Land Development
Total loans	95,760,000	94,124,000
Loans 30-89 days past due	0	298,000
Loans 90 or more days past due	0	0
Total past due loans	0	298,000
Total current loans	95,760	93,826
Accruing loans 90 or more days past due	0	0
Single-Family Residential - Banco de la Gente Non-Tradtional
Total loans	23,147,000	26,883,000
Loans 30-89 days past due	2,593,000	3,566,000
Loans 90 or more days past due	112,000	105,000
Total past due loans	2,705,000	3,671,000
Total current loans	20,442	23,212
Accruing loans 90 or more days past due	0	0
Multifamily and Farmland
Total loans	58,366,000	48,880,000
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	58,366	48,880
Accruing loans 90 or more days past due	0	0
Farm Loans (Not Secured by Real Estate)
Total loans	796,000	855,000
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	796	855
Accruing loans 90 or more days past due	0	0
All Other Loans (Not Secured by Real Estate)
Total loans	5,240,000	3,748,000
Loans 30-89 days past due	0	0
Loans 90 or more days past due	0	0
Total past due loans	0	0
Total current loans	5,240	3,748
Accruing loans 90 or more days past due	$ 0	$ 0